Quarterly Holdings Report
for
Fidelity® Fundamental Large Cap Growth ETF
April 30, 2025
GOE-NPRT3-0625
1.9900248.104
Common Stocks - 99.4%
	Shares	Value ($)
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	6,308	1,151,581
CANADA - 0.7%
Information Technology - 0.7%
IT Services - 0.7%
Shopify Inc Class A (a)	27,934	2,656,830
CHINA - 1.0%
Consumer Discretionary - 1.0%
Automobiles - 0.3%
BYD Co Ltd H Shares	24,098	1,150,276
Broadline Retail - 0.5%
Alibaba Group Holding Ltd ADR	3,269	390,417
PDD Holdings Inc Class A ADR (a)	12,547	1,324,587
		1,715,004
Hotels, Restaurants & Leisure - 0.2%
Trip.com Group Ltd ADR	10,770	635,322
TOTAL CHINA		3,500,602
GERMANY - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (a)	6,942	723,009
NETHERLANDS - 1.2%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (a)	1,709	1,102,544
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
NXP Semiconductors NV	18,178	3,350,387
TOTAL NETHERLANDS		4,452,931
TAIWAN - 2.1%
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	45,695	7,616,900
UNITED STATES - 93.9%
Communication Services - 16.1%
Entertainment - 4.3%
Netflix Inc (a)	9,333	10,562,343
ROBLOX Corp Class A (a)	33,795	2,265,954
Roku Inc Class A (a)	39,037	2,661,543
		15,489,840
Interactive Media & Services - 11.8%
Alphabet Inc Class A	90,586	14,385,057
Alphabet Inc Class C	53,621	8,627,083
Meta Platforms Inc Class A	32,017	17,577,333
Reddit Inc Class A (a)	12,123	1,413,178
Snap Inc Class A (a)	72,806	579,536
		42,582,187
TOTAL COMMUNICATION SERVICES		58,072,027

Consumer Discretionary - 14.5%
Automobiles - 0.5%
Tesla Inc (a)	6,277	1,771,118
Broadline Retail - 8.7%
Amazon.com Inc (a)	171,748	31,673,766
Hotels, Restaurants & Leisure - 1.1%
Airbnb Inc Class A (a)	3,270	398,678
Chipotle Mexican Grill Inc (a)	42,949	2,169,784
Starbucks Corp	18,517	1,482,286
		4,050,748
Household Durables - 0.3%
SharkNinja Inc (a)	11,815	951,107
Specialty Retail - 3.2%
Carvana Co Class A (a)	11,374	2,779,237
Lowe's Cos Inc	21,214	4,742,602
Restoration Hardware Inc (a)	3,186	586,320
TJX Cos Inc/The	26,893	3,460,591
Wayfair Inc Class A (a)	1,821	54,921
		11,623,671
Textiles, Apparel & Luxury Goods - 0.7%
Lululemon Athletica Inc (a)	8,784	2,378,444
TOTAL CONSUMER DISCRETIONARY		52,448,854

Consumer Staples - 2.3%
Beverages - 0.6%
Keurig Dr Pepper Inc	59,199	2,047,693
Consumer Staples Distribution & Retail - 1.1%
BJ's Wholesale Club Holdings Inc (a)	7,497	881,347
Target Corp	8,880	858,696
Walmart Inc	23,548	2,290,044
		4,030,087
Tobacco - 0.6%
Philip Morris International Inc	12,423	2,128,805
TOTAL CONSUMER STAPLES		8,206,585

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Range Resources Corp	23,234	788,329
Financials - 6.3%
Capital Markets - 1.2%
Blue Owl Capital Inc Class A	103,319	1,914,501
Robinhood Markets Inc Class A (a)	51,616	2,534,862
		4,449,363
Financial Services - 4.4%
Affirm Holdings Inc Class A (a)	19,494	970,021
Apollo Global Management Inc	18,077	2,467,149
Fiserv Inc (a)	14,757	2,723,700
Mastercard Inc Class A	15,138	8,296,533
Toast Inc Class A (a)	38,116	1,356,167
		15,813,570
Insurance - 0.7%
Arthur J Gallagher & Co	8,515	2,730,675
TOTAL FINANCIALS		22,993,608

Health Care - 9.1%
Biotechnology - 2.3%
Alnylam Pharmaceuticals Inc (a)	9,977	2,626,345
Exact Sciences Corp (a)	18,841	859,903
Gilead Sciences Inc	9,120	971,645
Ionis Pharmaceuticals Inc (a)	13,062	401,134
Moderna Inc (a)	16,987	484,809
Nuvalent Inc Class A (a)	5,230	401,403
Regeneron Pharmaceuticals Inc	2,929	1,753,768
Roivant Sciences Ltd (a)	56,232	653,416
Vaxcyte Inc (a)	8,022	287,508
		8,439,931
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp (a)	80,009	8,230,526
Insulet Corp (a)	6,248	1,576,308
		9,806,834
Health Care Providers & Services - 0.3%
HealthEquity Inc (a)	14,299	1,225,710
Health Care Technology - 0.3%
Doximity Inc Class A (a)	20,804	1,183,332
Life Sciences Tools & Services - 0.7%
Bruker Corp	20,349	815,181
Danaher Corp	8,537	1,701,680
		2,516,861
Pharmaceuticals - 2.8%
Eli Lilly & Co	9,982	8,973,319
Royalty Pharma PLC Class A	27,930	916,663
		9,889,982
TOTAL HEALTH CARE		33,062,650

Industrials - 6.4%
Aerospace & Defense - 2.8%
Axon Enterprise Inc (a)	5,899	3,617,857
GE Aerospace	18,719	3,772,627
Howmet Aerospace Inc	19,214	2,662,676
		10,053,160
Building Products - 0.6%
Builders FirstSource Inc (a)	19,157	2,291,752
Electrical Equipment - 0.7%
GE Vernova Inc	6,981	2,588,694
Ground Transportation - 1.4%
Uber Technologies Inc (a)	61,271	4,963,564
Machinery - 0.5%
Deere & Co	4,034	1,870,001
Passenger Airlines - 0.1%
United Airlines Holdings Inc (a)	5,935	408,447
Trading Companies & Distributors - 0.3%
FTAI Aviation Ltd	10,180	1,090,380
TOTAL INDUSTRIALS		23,265,998

Information Technology - 38.4%
Communications Equipment - 0.2%
Ciena Corp (a)	12,138	815,188
Electronic Equipment, Instruments & Components - 1.1%
Coherent Corp (a)	21,384	1,375,419
Flex Ltd (a)	80,154	2,752,488
		4,127,907
IT Services - 0.2%
Coreweave Inc Class A	17,608	727,210
Semiconductors & Semiconductor Equipment - 15.7%
Astera Labs Inc (a)	8,301	542,138
Broadcom Inc	34,244	6,590,943
Marvell Technology Inc	58,363	3,406,648
Micron Technology Inc	22,187	1,707,290
NVIDIA Corp	403,780	43,979,718
ON Semiconductor Corp (a)	10,238	406,449
		56,633,186
Software - 11.5%
AppLovin Corp Class A (a)	10,816	2,912,857
Cadence Design Systems Inc (a)	12,483	3,716,688
HubSpot Inc (a)	5,601	3,425,012
Microsoft Corp	74,368	29,394,696
Monday.com Ltd (a)	3,199	898,887
Nutanix Inc Class A (a)	12,308	845,560
Oracle Corp	1,632	229,654
		41,423,354
Technology Hardware, Storage & Peripherals - 9.7%
Apple Inc	164,571	34,971,338
TOTAL INFORMATION TECHNOLOGY		138,698,183

Materials - 0.3%
Metals & Mining - 0.3%
Carpenter Technology Corp	5,530	1,081,723
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Zillow Group Inc Class C (a)	18,265	1,229,782
TOTAL UNITED STATES		339,847,739
TOTAL COMMON STOCKS (Cost $292,490,695)		359,949,592

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $2,234,199)	4.33	2,233,752	2,234,198

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $294,724,894)	362,183,790
NET OTHER ASSETS (LIABILITIES) - 0.0% (b)	132,395
NET ASSETS - 100.0%	362,316,185

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	7	Jun 2025	1,955,450	41,675	41,675

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Includes $175,601 of cash collateral to cover margin requirements for futures contracts.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	680,134	13,529,370	11,975,306	22,593	-	-	2,234,198	2,233,752	0.0%
Fidelity Securities Lending Cash Central Fund	71,700	6,134,017	6,205,717	247	-	-	-	-	0.0%
Total	751,834	19,663,387	18,181,023	22,840	-	-	2,234,198

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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